UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
___	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ______________ to ______________.
Date of Report (Date of earliest event reported): ______________
Commission File Number of securitizer:    ______________

Central Index Key Number of securitizer:  ______________

_________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
_X_            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001857228
Central Index Key Number of sponsor: N/A

Mello Mortgage Capital Acceptance 2021-INV4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001875368
Central Index Key Number of underwriter (if applicable): N/A

Peter Macdonald, General Counsel, (949) 404-7051
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained Bythe Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibit 99.1 and Exhibit 99.2 for the related information.

Item 3.                                        Exhibits

99.1     Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Exception Report
Schedule 3 – Grading Summary Report
Schedule 4 – Valuation
Schedule 5 – Valuations Only Report
Schedule 6 – Data Compare Report
Schedule 7 – ATR/QM Report

99.2     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)

Schedule 1 – Narrative
Schedule 2 – Exception Report
Schedule 3 – Valuation Report
Schedule 4 – Rating Agency Grading
Schedule 5 – Data Compare Report
Schedule 6 – Supplemental Data
Schedule 7 – Business Purpose

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: November 12, 2021
MELLO SECURITIZATION DEPOSITOR LLC (Securitizer)

By: Jeff DerGurahian
Name: Jeff DerGurahian Title: President

EXHIBIT INDEX
Exhibit Number

99.1     Disclosures required by Rule 15Ga-2 for Consolidated Analytics

Schedule 1 – Narrative
Schedule 2 – Exception Report
Schedule 3 – Grading Summary Report
Schedule 4 – Valuation
Schedule 5 – Valuations Only Report
Schedule 6 – Data Compare Report
Schedule 7 – ATR/QM Report

99.2     Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (“AMC”)

Schedule 1 – Narrative
Schedule 2 – Exception Report
Schedule 3 – Valuation Report
Schedule 4 – Rating Agency Grading
Schedule 5 – Data Compare Report
Schedule 6 – Supplemental Data
Schedule 7 – Business Purpose